Note 15 - Pension Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.	Pension plan

The Company has a defined benefit pension plan (the “Plan”), which was assumed in connection with a business acquired during
2016.
The Plan covers eligible employees in the Netherlands and provides old age, survivor, orphan and disability benefits. Effective
December 31, 2016,
enrollment in the Plan was frozen and
no
additional employees are entitled to join the Plan. The Plan is covered by an insurance contract which limits the Company’s exposure to returns below a fixed discount rate.

The following table details the net periodic pension cost of the Plan:

	2018	2017

Gross employer service cost	$1,237	$1,501
Plan participant contributions	(246)	(308)
Interest cost on service cost	22	27
Employer's service cost	1,013	1,220
Interest cost	744	701
Expected net return on plan assets	(689)	(640)
Other costs	171	166
Total employer's pension expense	$1,239	$1,447

The following tables provide reconciliations of projected benefit obligations and plan assets (the net of which represent the Company’s funded status), as well as the funded status, of the Plan.

Change in benefit obligation:	2018	2017

Projected benefit obligation - January 1	$42,368	$36,659
Current service cost	1,014	1,220
Plan participant / third party contributions	246	308
Interest cost	744	701
Benefits paid	(601)	(495)
Individual settlements	84	-
Curtailment	-	(125)
Foreign exchange	(2,038)	5,204
Expected projected benefit obligation, December 31	41,817	43,472
Actuarial gain, net of foreign exchange	(2,842)	(1,105)
Projected benefit obligation - December 31	$38,975	$42,367

Change in plan assets:	2018	2017

Fair value of plan assets - January 1	$38,813	$33,016
Expected net return on plan assets	689	640
Contributions
Employer	634	609
Plan participants	246	308
Benefits paid	(601)	(495)
Individual settlements	84	-
Other costs	(171)	(72)
Foreign exchange	(1,853)	4,658
Expected fair value of plan assets - December 31	37,841	38,664
Actuarial (gain)/loss, net of foreign exchange	(664)	149
Fair value of plan assets - December 31	$37,177	$38,813

Defined benefit pension plan amounts recorded in the consolidated balance sheet are shown in the table below:

	December 31, 2018	December 31, 2017

Present value of accumulated benefit obligation	$(37,925)	$(40,142)
Effect of future compensation increases	(1,049)	(2,226)
Present value of projected benefit obligation	(38,974)	(42,368)
Fair value of plan assets	37,177	38,813
Net liability for pension benefits	$(1,797)	$(3,555)

The following table details the amount recognized in other comprehensive income:

	2018	2017

Actuarial gain on remeasurement of projected benefit obligation	$(2,931)	$(1,038)
Actuarial (gain)/loss on remeasurement of fair value of assets	685	(234)
Actuarial gain on curtailment of benefits from reorganization	-	(125)
Total gain recognized in other comprehensive income	$(2,246)	$(1,397)

The assumptions used in developing the projected benefit obligation are as follows:

	2018	2017
Discount rate used in determining present values	1.9%	1.8%
Annual increase in future compensation levels	1.8%	2.0%

The assumptions used in determining net periodic cost are as follows:

	2018	2017
Discount rate used in determining present values	1.9%	1.8%
Annual increase in future compensation levels	1.8%	2.0%
Expected long-term rate of return on assets	1.9%	1.8%

The discount rate assumption used for the Plan was derived from the expected yield of Euro-denominated “AA” rated corporate bonds with durations consistent with the liabilities of the Plan.

The expected long-term rate of return on assets is based on the current level of return expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The expected return for each asset class is weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

For the year ended
December 31, 2018
the actual return on assets was
$4
(
2017
-
$781
) composed of an expected return on assets of
$689
(
2017
-
$640
) and an actuarial loss of
$685
(
2017
gain –
$140
).

Plan assets measured at fair value and cash are presented in the following table with the overall allocation of assets.

	December 31,	Fair value measurements
	2018	Level 1	Level 2	Level 3

Equity type investments	$3,146	$3,146	$-	$-
Fixed interest type investments:
Government bonds	33,022	33,022	-	-
Cash	92	92	-	-
Other	918	-	-	918
Total	$37,178	$36,260	$-	$918

The Plan’s assets are invested with a
third
party insurance company in the Netherlands that insures the performance of Plan assets. The valuation of the insurance asset is included in the “Other” category in the table above.

The Company expects the following pension benefit payments over the next
10
years:

Year ended December 31
2019	$658
2020	686
2021	721
2022	792
2023	859
2024 - 2028	5,286